RECEIVABLES FINANCING FACILITY, NET (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Aug. 04, 2020	Jul. 28, 2020	Jun. 19, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Amount drawn		$ 250
Shares issued for royalty agreement	3,500,000	3,500,000
Royalty agreement term		25 years
Royalty agreement extension term		25 years
Royalty expense		$ 5,000		$ 53,000	$ 29,000	$ 53,000	$ 50,000
Value of shares issued in royalty agreement	$ 315
Amortization expense	$ 34					130
Secured short-term Loan						$ 1,306
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate, description						During the year ended December 31, 2020, the Company drew an amount of $2,617 out of the Draw Credit Maximum Amount under the Receivables Financing Agreement and repaid $2,317. As of December 31, 2020, an amount of $300 has not been repaid.
Royalty expense						$ 139
Interest on royalty						$ 867
Revolving Credit Facility [Member] | Toledo Advisor LLC [Member]
Line of Credit Facility [Line Items]
Maximum principal amount			$ 25,000
Interest rate, description			Interest shall accrue on the unpaid aggregate principal balance of each draw at an interest rate per annum equal to the greater of (i) 12% per annum, or (ii) 30% of the anticipated margin for the applicable receivable financed as presented to the Lender in connection with each draw (the “Applicable Rate”). All interest accruing on each draw shall be due and payable on the applicable draw loan maturity date which is the earlier to occur of (i) the day that is ninety days following the day such draw was funded by the Lender and (ii) the day that the receivable, the financing for which such draw was requested, is paid. Moreover, upon occurrence of default event, draws shall bear per annum interest at the rate of 6% above the Applicable Rate then in effect.